North Capital Funds Trust
623 E. Fort Union Blvd., Suite 101
Salt Lake City, Utah 84047
July 15, 2020

U.S. Securities & Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, D.C. 20549

Re:	North Capital Funds Trust (the "Registrant") File Nos. 333-228904 and 811-23404

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned, on behalf of the Registrant, certifies that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Registrant’s Post-Effective Amendment No. 2 filed electronically with the Commission on July 10, 2020 (SEC Accession No. 0000894189-20-005355).

Questions related to this filing should be directed to Krisztina Nadasdy of Thompson Hine LLP at (614) 469-3243.

Sincerely,

/s/Michael T. Weaver, Jr.
Michael T. Weaver, Jr.
Secretary